Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Provisions
Provisions, current liabilities	$ 1,363	$ 1,394
Provisions, non-current liabilities	7,095	7,027
Payroll, related charges and other remunerations
Provisions
Provisions, current liabilities	1,046	1,101
Onerous contracts
Provisions
Provisions, current liabilities	60	102
Provisions, non-current liabilities	642	364
Environment obligations
Provisions
Provisions, current liabilities	100	30
Provisions, non-current liabilities	202	79
Provisions	229
Asset retirement obligations
Provisions
Provisions, current liabilities	85	87
Provisions, non-current liabilities	3,030	3,081
Provision for litigation
Provisions
Provisions, non-current liabilities	1,357	1,473
Employee postretirement obligations
Provisions
Provisions, current liabilities	72	74
Provisions, non-current liabilities	$ 1,864	$ 2,030